Vessels, net (Details) - 6 months ended Jun. 30, 2022	windTurbineInstallationVessel	vessel
Property, Plant and Equipment [Line Items]
Number of vessels owned	5	5
Seajacks Scylla
Property, Plant and Equipment [Line Items]
Year built	2015
Seajacks Zaratan
Property, Plant and Equipment [Line Items]
Year built	2012
Seajacks Leviathan
Property, Plant and Equipment [Line Items]
Year built	2009
Seajacks Hydra
Property, Plant and Equipment [Line Items]
Year built	2014
Seajacks Kraken
Property, Plant and Equipment [Line Items]
Year built	2009